Business Segments (Summary Of Net Revenue Operating Expenses And Profit By Business Segment) (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Segment Reporting Information [Line Items]
Net revenue	¥ 3,716.5		¥ 3,581.1		¥ 3,510.8
Operating expenses	2,208.9		2,102.6		2,132.5
Operating profit (loss)	1,507.6		1,478.5		1,378.3
BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	2,369.9		2,344.3		2,312.2
Net revenue, Net interest income	1,297.5		1,342.3		1,386.7
Net revenue, Net fees	582.4		543.3		532.5
Net revenue, Other	490.0		458.7		393.0
Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	1,346.6	[1]	1,236.8	[1]	1,198.6	[1]
Integrated Retail Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	1,206.5		1,225.9		1,302.2
Operating expenses	912.6		911.2		953.5
Operating profit (loss)	293.9		314.7		348.7
Integrated Retail Banking Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	560.2		581.8		602.5
Net revenue, Net interest income	427.7		467.3		498.1
Net revenue, Net fees	124.0		104.8		94.2
Net revenue, Other	8.5		9.7		10.2
Integrated Retail Banking Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	646.3	[1]	644.1	[1]	699.7	[1]
Integrated Corporate Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	856.6		865.3		883.7
Operating expenses	439.9		446.2		460.9
Operating profit (loss)	416.7		419.1		422.8
Integrated Corporate Banking Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	760.5		772.8		783.3
Net revenue, Net interest income	378.1		400.2		419.7
Net revenue, Net fees	318.8		308.2		312.7
Net revenue, Other	63.6		64.4		50.9
Integrated Corporate Banking Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	96.1	[1]	92.5	[1]	100.4	[1]
Integrated Trust Assets Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	138.8		140.1		148.2
Operating expenses	88.3		87.3		87.8
Operating profit (loss)	50.5		52.8		60.4
Integrated Trust Assets Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	55.4		55.7		59.5
Net revenue, Net fees	55.4		55.7		59.5
Integrated Trust Assets Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	83.4	[1]	84.4	[1]	88.7	[1]
Integrated Global Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	755.3		617.7		577.8
Operating expenses	451.2		368.4		349.9
Operating profit (loss)	304.1		249.3		227.9
Integrated Global Business Group [Member] | Other Than UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	466.8		365.7		310.6
Operating expenses	245.8		195.4		176.6
Operating profit (loss)	221.0		170.3		134.0
Integrated Global Business Group [Member] | UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	288.5		252.0		267.2
Operating expenses	205.4		173.0		173.3
Operating profit (loss)	83.1		79.0		93.9
Integrated Global Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	357.6		285.5		237.4
Net revenue, Net interest income	180.0		127.0		105.2
Net revenue, Net fees	141.6		122.6		104.9
Net revenue, Other	36.0		35.9		27.3
Integrated Global Business Group [Member] | BTMU And MUTB [Member] | Other Than UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	357.6		285.5		237.4
Net revenue, Net interest income	180.0		127.0		105.2
Net revenue, Net fees	141.6		122.6		104.9
Net revenue, Other	36.0		35.9		27.3
Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	397.7	[1]	332.2	[1]	340.4	[1]
Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member] | Other Than UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	109.2	[1]	80.2	[1]	73.2	[1]
Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member] | UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	288.5	[1]	252.0	[1]	267.2	[1]
Global Markets [Member]
Segment Reporting Information [Line Items]
Net revenue	761.6		726.8		587.7
Operating expenses	140.5		126.1		130.5
Operating profit (loss)	621.1		600.7		457.2
Global Markets [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	654.3		644.7		624.5
Net revenue, Net interest income	261.1		309.0		337.3
Net revenue, Net fees	(19.2)		(16.4)		(14.6)
Net revenue, Other	412.4		352.1		301.8
Global Markets [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	107.3	[1]	82.1	[1]	(36.8)	[1]
Other [Member]
Segment Reporting Information [Line Items]
Net revenue	(2.3)		5.3		11.2
Operating expenses	176.4		163.4		149.9
Operating profit (loss)	(178.7)		(158.1)		(138.7)
Other [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	(18.1)		3.8		5.0
Net revenue, Net interest income	50.6		38.8		26.4
Net revenue, Net fees	(38.2)		(31.6)		(24.2)
Net revenue, Other	(30.5)		(3.4)		2.8
Other [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	¥ 15.8	[1]	¥ 1.5	[1]	¥ 6.2	[1]

[1]	Includes MUFG and its subsidiaries other than BTMU and MUTB.